REPORTABLE SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

Revenue from operations

	For the three-month period ended		For the nine-month period ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Reportable Segment:
Production Services	$230,521	$208,890	$644,620	$576,399
Drilling and Evaluation Services	105,684	91,194	313,402	261,996
Total external revenue	$336,205	$300,084	$958,022	$838,395

Long-lived assets

	As of
	September 30, 2024	December 31, 2023
Reportable Segment:
Production Services	$218,609	$225,612
Drilling and Evaluation Services	152,224	170,224
Total Reportable Segments	370,833	395,836
Unallocated assets	54,300	46,830
Total long-lived assets	$425,133	$442,666

Operating income

	For the three-month period ended		For the nine-month period ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Reportable Segment:
Production Services	$39,774	$34,728	$104,205	$77,327
Drilling and Evaluation Services	14,251	9,691	45,870	26,771
Total Reportable Segments	54,025	44,419	150,075	104,098
Unallocated expenses	(18,577)	(16,282)	(55,953)	(50,960)
Total operating income	35,448	28,137	94,122	53,138
Interest expense, net	(9,933)	(12,081)	(29,976)	(34,067)
Other income, net	394	1,423	1,199	2,287
Income before income tax	$25,909	$17,479	$65,345	$21,358

SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA

Revenue by geographic area

	For the three-month period ended		For the nine-month period ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	333,803	297,972	949,884	830,338
Rest of World	2,402	2,112	8,138	8,057
Total revenue	$336,205	$300,084	$958,022	$838,395

Long-lived assets by geographic area

	As of
	September 30, 2024	December 31, 2023
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	415,105	431,002
Rest of World	10,028	11,664
Total long-lived assets	$425,133	$442,666